Revenue Recognition - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) Segment
Revenue Recognition [Abstract]
Percentage of sales through direct channel	85.00%
Period terms for payment	90 days
Percentage of sales through indirect channel	15.00%
Contract assets	$ 0
Contract liabilities	0
Future performance obligations	$ 0
Number of geographic segments | Segment	3